Derivative Financial Instruments and Hedging Activities - Summary of Interest Rate Swaps Components (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Offsetting [Abstract]
Weighted average pay rate	6.94%	6.85%
Weighted average receive rate	2.04%	2.22%
Weighted average maturity in years	1 year 10 months 24 days	2 years 7 months 6 days